Debt Obligations (Parent Company Credit Agreement) (Narrative) (Details) (USD $) In Millions, unless otherwise specified			12 Months Ended							12 Months Ended			12 Months Ended
	Dec. 31, 2012 ETE Senior Secured Revolving Credit Facilities [Member] Parent Company [Member]	Dec. 31, 2011 ETE Senior Secured Revolving Credit Facilities [Member] Parent Company [Member]	Dec. 31, 2012 Revolving Credit Facility [Member] ETE Senior Secured Revolving Credit Facilities [Member] years	Dec. 31, 2012 Eurodollar Loans [Member] ETE Senior Secured Term Loan [Member]	Dec. 31, 2012 Base Rate Loans [Member] ETE Senior Secured Term Loan [Member]	Dec. 31, 2012 Federal Funds Effective Rate [Member] ETE Senior Secured Term Loan [Member]	Dec. 31, 2012 Federal Funds Effective Rate [Member] Revolving Credit Facility [Member] ETE Senior Secured Revolving Credit Facilities [Member]	Dec. 31, 2012 Minimum [Member] Eurodollar Loans [Member] Revolving Credit Facility [Member] ETE Senior Secured Revolving Credit Facilities [Member]	Dec. 31, 2012 Minimum [Member] Base Rate Loans [Member] Revolving Credit Facility [Member] ETE Senior Secured Revolving Credit Facilities [Member]	Dec. 31, 2012 Minimum [Member] Federal Funds Effective Rate [Member] Revolving Credit Facility [Member] ETE Senior Secured Revolving Credit Facilities [Member]	Dec. 31, 2012 Maximum [Member] Eurodollar Loans [Member] Revolving Credit Facility [Member] ETE Senior Secured Revolving Credit Facilities [Member]	Dec. 31, 2012 Maximum [Member] Base Rate Loans [Member] Revolving Credit Facility [Member] ETE Senior Secured Revolving Credit Facilities [Member]	Dec. 31, 2012 Maximum [Member] Federal Funds Effective Rate [Member] Revolving Credit Facility [Member] ETE Senior Secured Revolving Credit Facilities [Member]
Line of credit facility, unused capacity, commitment fee percentage										0.50%			0.75%
Revolving credit facility			$ 200
Term of revolving credit faciltiy			5
Debt instrument, basis spread on variable rate				3.00%	2.00%	0.50%	0.50%	2.75%	1.75%		3.75%	2.75%
Outstanding borrowings	60	72
Amount available for future borrowings	$ 140
Weighted average interest rate on amount outstanding	4.06%